CONTRACT COSTS, NET (Tables)	6 Months Ended
Dec. 31, 2023
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Contract costs	¥52,158,840	¥41,886,747	$5,899,625
Allowance for credit losses	(2,586,155)	(4,562,923)	(642,674)
Total contract costs, net	¥49,572,685	¥37,323,824	$5,256,951

Schedule of movement of allowance for credit losses of contract costs

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥4,063,482	¥2,586,155	$364,252
Reversal of allowance	(1,720,095)	1,939,135	273,122
Charge to cost of sales	242,768	37,633	5,300
Ending balance	¥2,586,155	¥4,562,923	$642,674